Business Combinations	12 Months Ended
Dec. 31, 2025
Business Combination [Abstract]
Business Combinations
4.
Business combinations
4.1.
Acquisition of Weni

On August 29, 2024, VTEX acquired 100% of the shares of Weni, a privately held company specializing in communication automation solutions and chatbots, to enhance its customer engagement and operational automation capabilities.

a)
Consideration transferred

The purchase price includes an initial cash consideration of US$3,016, paid upon closing, as well as a long-term fixed installment of US$972, with payments extending through 2029. The acquisition agreement features potential additional consideration, which may be payable based on the achievement of specific performance targets and the continued employment of key executives until December 2027. As these additional payments fall outside the scope of the business combination, they are recognized as employee benefit expenses in statements of operations over the applicable service period. The total amount of expenses outside the scope of the business combination recognized in the year ended December 31, 2025 was US$476.

The table below represents the purchase price allocation to total identifiable assets acquired and net liabilities assumed based on their respective estimated fair values.

Fair value of net tangible assets and liabilities:	Thousands of US$
Cash and cash equivalents	97
Trade receivables	1,525
Other current and non-current assets	73
Property and equipment	45
Accounts payable	(1,004)
Other current and non-current liabilities	(704)
Fair value of identifiable intangible assets (i)	1,115
Goodwill (ii)	2,906
Total consideration	4,053
(i)
The intangible assets acquired comprises of:

Asset	Valuation Methodology	Estimated Fair Value in thousands of U.S. dollars	Estimated useful life in years
Customer relationship	With or without method	878	8.5
Software	Multi-Period Excess Earnings	237	5.9
(ii)
The goodwill is attributable to the workforce and synergies of the acquired business. Weni was merged into VTEX Brazil in January 2025, after which goodwill amortization became deductible for tax purposes.

Acquired receivables

The fair value of acquired trade receivables was US$1,525. The gross contractual amount for trade receivables due is US$1,557, with a loss allowance of US$32 recognized on acquisition.

Revenue contribution

The acquired business contributed revenues of US$1,027 and a net profit of US$104 to The Company from August 29, 2024, to December 31, 2024. If the acquisition had taken place on January 1, 2024, Weni would have contributed revenues of US$3,040 and net profit of US$423 to the Company in 2024. These unaudited proforma results reflect Weni's historical performance and do not account for changes to its operations following the acquisition.

4.2.
Acquisition of Newtail

On January 9, 2025, VTEX acquired 100% of the shares of Newtail Serviços de Tecnologia LTDA (“Newtail”), a privately held company specializing in the retail media business. The acquisition is expected to expand the Group's retail media solutions.

a)
Consideration transferred

The purchase price includes an initial cash consideration of US$3,694, paid upon closing, as well as a long-term fixed installment of US$306 with payments extending through 2030.

The table below represents the purchase price allocation to total identifiable assets acquired and net liabilities assumed based on their respective estimated fair values.

Fair value of net tangible assets and liabilities:	Thousands of US$
Cash and cash equivalents	32
Trade receivables	387
Other current and non-current assets	63
Property and equipment	6
Accounts payable	(356)
Other current and non-current liabilities	(68)
Fair value of identifiable intangible assets (i)	1,440
Goodwill (ii)	2,496
Total consideration	4,000
(i)
The intangible assets acquired comprises of:

Asset	Valuation Methodology	Estimated Fair Value in thousands of U.S. dollars	Estimated useful life in years
Customer relationship	Multi-Period Excess Earnings	155	4.0
Developed technology	Replacement cost	1,285	5.8
(ii)
The goodwill is attributable to the workforce and synergies of the acquired business. At the acquisition date, goodwill is not deductible for tax purposes. The Group merged Newtail into VTEX Brazil in July 2025, after which goodwill amortization became deductible for tax purposes.

Acquired receivables

The fair value of acquired trade receivables was US$387. The gross contractual amount for trade receivables due is US$403, with a loss allowance of US$16 recognized on acquisition.

Revenue contribution

The contribution of the acquired business to the Company’s revenues for fiscal year 2024 would be US$686, with a net profit of US$9, if the acquisition had taken place at the beginning of that year. These unaudited proforma results reflect Newtail’s historical performance and do not account for changes to its operations following the acquisition.

Newtail contributed revenues of US$722 and a net profit of US$142 to the Company in the six-month period ended June 30, 2025. On July 1, 2025, the acquired business was merged into VTEX. Following the merger and the integration of systems and operations effective July 1, 2025, it is impracticable to reasonably determine the revenues and earnings attributable solely to the acquired business for periods after June 30, 2025.